Unaudited Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 188,764	$ 25,975	¥ 205,465
Accounts receivable, net	246,812	33,962	260,979
Prepaid expenses and other current assets	59,840	8,234	78,653
Amounts due from related parties			355
Investment in marketable security	35,290	4,856	31,525
Total current assets	530,706	73,027	576,977
Property and equipment, net	1,863	256	2,193
Intangible assets, net	408,690	56,238	412,154
Goodwill	182,536	25,118	182,467
Long term investment	267,519	36,812	254,411
Long term deposits and other assets	731	101	726
Right-of-use assets-operating lease	8,544	1,176	12,157
Deferred tax assets	5,222	719	7,379
Total non-current assets	875,105	120,420	871,487
TOTAL ASSETS	1,405,811	193,447	1,448,464
Current liabilities
Accounts payable	35,034	4,820	73,183
Accrued salary and employee benefits	9,394	1,293	14,763
Accrued expenses and other current liabilities	8,244	1,134	27,610
Income tax payable	9,196	1,265	13,005
Lease liabilities-operating lease -current	6,101	840	7,974
Deferred revenue	84,997	11,696	97,586
Total current liabilities	152,966	21,048	234,121
Non-current liabilities
Deferred tax liabilities	59,109	8,134	59,818
Lease liabilities-operating lease -non-current	2,773	382	4,798
Total non-current liabilities	61,882	8,516	64,616
TOTAL LIABILITIES	214,848	29,564	298,737
Commitments and contingencies
EQUITY
Shares to be issued	20,817	2,865	30,777
Treasury stocks	(19,216)	(2,644)	(19,216)
Statutory reserves	48,040	6,611	44,698
Retained earnings	667,399	91,837	628,821
Accumulated other comprehensive income	17,357	2,388	17,965
Total shareholders’ equity	1,197,505	164,783	1,150,564
Non-controlling interests	(6,542)	(900)	(837)
Total equity	1,190,963	163,883	1,149,727
TOTAL LIABILITIES AND EQUITY	1,405,811	193,447	1,448,464
Related Party
Current assets
Amounts due from related parties			355
Class A Ordinary Shares
EQUITY
Ordinary shares value	439,212	60,438	423,623
Class B Ordinary Shares
EQUITY
Ordinary shares value	¥ 23,896	$ 3,288	¥ 23,896